Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Millions	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable	Accounts payable	Accounts payable
Related party accrued interest	$ 3.0	$ 2.2